Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed fiscal years.  In determining the “compensation actually paid” to our named executive officers, or NEOs, including our principle executive officer, or PEO, we are required to make various adjustments to amounts that have been reported in the summary compensation table pursuant to SEC rules. Therefore, the amounts reported below as compensation actually paid for each of the prior three years differ from the amounts set forth in the summary compensation table in each of those years. Because the amounts reported as compensation actually paid are calculated pursuant to SEC rules and include compensation that has not vested, and may not vest, the dollar amounts set forth below may not reflect the actual amount of compensation earned by or paid to the named executive officers during the applicable year. As described above in “Executive Compensation—Compensation Discussion and Analysis”, the only performance criteria we utilize with regard to short- and long-term incentive compensation are individual or operational goals. We do not currently use any financial performance measure to link executive compensation actually paid to company performance. Consequently, and per SEC guidance, no “Company Selected Measure” is included in the table below.

Year	Summary of Compensation Table of Total for PEO (1)	Compensation Actually Paid for PEO (1)(3)	Average Summary of Compensation Table Total for non-PEO NEOs (2)	Average Compensation Actually Paid to non-PEO NEOs (2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Loss
2022	$1,106,699	$2,020,341	$3,132,549	$4,838,778	44.07%	-10.91%	$(311,901)
2021	$4,031,773	$(5,337,608)	$2,295,650	$(2,873,692)	-78.67%	-0.63%	$(297,386)
2020	$6,396,130	$(16,172,081)	$4,134,050	$(5,898,880)	-39.53%	25.69%	$(247,752)

(1)	The PEO is our CEO, Warren Huff, for fiscal years 2020-2022.
(2)	The non- PEO NEOs for fiscal years 2020-2022 included Manmeet Soni, Colin Meyer, Dawn Bir and Mike Wortley.
(3)

The Summary of Compensation Table total reported for the PEO and the average of the non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “Compensation Actually Paid”:

	2022	2021	2020
PEO Summary Compensation Table Totals	$1,106,699	$4,031,773	$6,396,130
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	-	(3,389,373)	(5,341,070)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year	-	536,165	639,025
Year-end Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	-	562,776	2,469,838
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	526,505	(5,255,134)	(12,883,661)
Change in fair value of equity awards granted in prior years that vested during the year	387,137	(1,823,815)	(7,452,343)
Total Equity Award Related Adjustments	$913,642	$(9,369,381)	$(22,568,211)
Compensation Actually Paid Totals	$2,020,341	$(5,337,608)	$(16,172,081)

	2022	2021	2020
Non-PEO NEOs Summary Compensation Table Totals	$3,132,549	$2,295,650	$4,134,050
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(2,310,143)	(1,538,897)	(3,271,406)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year	535,988	243,421	391,388
Year-end Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	2,914,901	255,523	1,512,794
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	381,263	(3,375,595)	(5,412,861)
Change in fair value of equity awards granted in prior years that vested during the year	184,221	(753,794)	(3,252,846)
Total Equity Award Related Adjustments	$1,706,230	$(5,169,342)	$(10,032,930)
Average Compensation Actually Paid Totals	$4,838,778	$(2,873,692)	$(5,898,880)

(3a)  The value in this row is the change as of the end of each Applicable Year (from the end of the prior year) in fair value of any awards granted in any prior year that are outstanding and unvested as of the end of each Applicable Year.

(3b)  The value in this row is the change as of the vesting date (from the end of the prior year) in fair value of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during each Applicable Year.

(4)	The value in this column is the value at the end of each Applicable Year assuming a $100 investment was made in Reata common stock on December 31, 2019.
(5)	The peer group index used in this column is for Nasdaq Biotechnology Index, which is the industry peer group reported in our 2022 Form 10-K.

Named Executive Officers, Footnote [Text Block]	The PEO is our CEO, Warren Huff, for fiscal years 2020-2022.The non- PEO NEOs for fiscal years 2020-2022 included Manmeet Soni, Colin Meyer, Dawn Bir and Mike Wortley.
Peer Group Issuers, Footnote [Text Block]	The peer group index used in this column is for Nasdaq Biotechnology Index, which is the industry peer group reported in our 2022 Form 10-K.
PEO Total Compensation Amount	$ 1,106,699	$ 4,031,773	$ 6,396,130
PEO Actually Paid Compensation Amount	$ 2,020,341	(5,337,608)	(16,172,081)
Adjustment To PEO Compensation, Footnote [Text Block]	The Summary of Compensation Table total reported for the PEO and the average of the non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “Compensation Actually Paid”:

	2022	2021	2020
PEO Summary Compensation Table Totals	$1,106,699	$4,031,773	$6,396,130
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	-	(3,389,373)	(5,341,070)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year	-	536,165	639,025
Year-end Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	-	562,776	2,469,838
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	526,505	(5,255,134)	(12,883,661)
Change in fair value of equity awards granted in prior years that vested during the year	387,137	(1,823,815)	(7,452,343)
Total Equity Award Related Adjustments	$913,642	$(9,369,381)	$(22,568,211)
Compensation Actually Paid Totals	$2,020,341	$(5,337,608)	$(16,172,081)

Non-PEO NEO Average Total Compensation Amount	$ 3,132,549	2,295,650	4,134,050
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,838,778	(2,873,692)	(5,898,880)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The Summary of Compensation Table total reported for the PEO and the average of the non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “Compensation Actually Paid”:
	2022	2021	2020
Non-PEO NEOs Summary Compensation Table Totals	$3,132,549	$2,295,650	$4,134,050
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(2,310,143)	(1,538,897)	(3,271,406)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year	535,988	243,421	391,388
Year-end Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	2,914,901	255,523	1,512,794
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	381,263	(3,375,595)	(5,412,861)
Change in fair value of equity awards granted in prior years that vested during the year	184,221	(753,794)	(3,252,846)
Total Equity Award Related Adjustments	$1,706,230	$(5,169,342)	$(10,032,930)
Average Compensation Actually Paid Totals	$4,838,778	$(2,873,692)	$(5,898,880)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The tables below reflect the relationship between the PEO and the average Other NEO compensation actually paid and the performance measures shown in the pay versus performance table from 2020 to 2022:
Compensation Actually Paid vs. Net Income [Text Block]	The tables below reflect the relationship between the PEO and the average Other NEO compensation actually paid and the performance measures shown in the pay versus performance table from 2020 to 2022:
Tabular List [Table Text Block]

SEC rules generally require the inclusion of a table listing at least three, and up to seven, financial performance measures used by a registrant to link executive compensation actually paid during the year to company performance. As discussed above, we do not currently use any financial performance measure to link executive compensation actually paid to our performance. Consequently, and per SEC guidance, no tabular list of financial performance measures has been included.

Total Shareholder Return Amount	$ 44.07	(78.67)	(39.53)
Peer Group Total Shareholder Return Amount	(10.91)	(0.63)	25.69
Net Income (Loss)	$ (311,901)	$ (297,386)	$ (247,752)
PEO Name	Warren Huff	Warren Huff	Warren Huff
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 913,642	$ (9,369,381)	$ (22,568,211)
PEO [Member] | Fair Value of Equity Awards Granted during the Year from the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,389,373)	(5,341,070)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		536,165	639,025
PEO [Member] | Year-end Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		562,776	2,469,838
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years That Were Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	526,505	(5,255,134)	(12,883,661)
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	387,137	(1,823,815)	(7,452,343)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,706,230	(5,169,342)	(10,032,930)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted during the Year from the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,310,143)	(1,538,897)	(3,271,406)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	535,988	243,421	391,388
Non-PEO NEO [Member] | Year-end Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,914,901	255,523	1,512,794
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years That Were Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	381,263	(3,375,595)	(5,412,861)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 184,221	$ (753,794)	$ (3,252,846)